Capital Structure and Financial Risk and Related Items - Financial assets (Details) $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Categories of financial assets recognized
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into level 3	0
Transfers of financial assets from level 3	0
Germany
Categories of financial assets recognized
Face value of available-for-sale financial assets, current | €			€ 39.3
United Kingdom
Categories of financial assets recognized
Face value of available-for-sale financial assets, current | £		£ 1.2
United States
Categories of financial assets recognized
Face value of available-for-sale financial assets, current				$ 37,500
Loans and receivables
Categories of financial assets recognized
Financial assets, at carrying value	518			427
Financial assets, at fair value	518			427
Loans and receivables | Other receivables
Categories of financial assets recognized
Financial assets, at carrying value	518			427
Financial assets, at fair value	$ 518			427
Available-for-Sale Financial Assets | Current available for sale financial assets
Categories of financial assets recognized
Financial assets, at carrying value				80,825
Available-for-Sale Financial Assets | Current available for sale financial assets | Germany
Categories of financial assets recognized
Financial assets, at carrying value				41,821
Available-for-Sale Financial Assets | Current available for sale financial assets | United Kingdom
Categories of financial assets recognized
Financial assets, at carrying value				1,545
Available-for-Sale Financial Assets | Current available for sale financial assets | United States
Categories of financial assets recognized
Financial assets, at carrying value				37,459
Level 1 | Available-for-Sale Financial Assets | Current available for sale financial assets
Categories of financial assets recognized
Financial assets, at fair value				80,825
Level 1 | Available-for-Sale Financial Assets | Current available for sale financial assets | Germany
Categories of financial assets recognized
Financial assets, at fair value				41,821
Level 1 | Available-for-Sale Financial Assets | Current available for sale financial assets | United Kingdom
Categories of financial assets recognized
Financial assets, at fair value				1,545
Level 1 | Available-for-Sale Financial Assets | Current available for sale financial assets | United States
Categories of financial assets recognized
Financial assets, at fair value				$ 37,459